Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(19)	Commitments and Contingencies

Government Audits

Federal Government cost-reimbursement contract revenues and expenses in the unaudited condensed consolidated financial statements are subject to DCAA audit and possible adjustment. Alion is a major U.S. defense contractor and as such, DCAA maintains an office on site to perform various audits throughout the year. Based on the Company’s completed DCAA audits, Alion has settled indirect rates through 2008. All subsequent years are open. We are disputing the government’s claim for penalties and interest for 2005. The Company believes the statute of limitations has expired on any government contractual claims, including any claims for penalties and interest, on its 2005 indirect rate proposal. Alion has recorded Federal Government contract revenue based on amounts it expects to realize upon final settlement.

Legal Proceedings

Alion is involved in routine legal proceedings occurring in the ordinary course of business that the Company believes are not material to its financial condition, operating results, or cash flows. As a government contractor, from time to time the Company may be subject to DCAA audits and Federal Government inquiries. The Federal Government can suspend or debar for a period of time any federal contractor it finds has violated the False Claims Act, and any contractor indicted or convicted of violations of other federal laws. The Federal Government can also impose fines or penalties.

Alion depends on Federal Government contracts; suspension or debarment could have a material, adverse effect on its business, financial condition, operating results, cash flows and its ability to meet our financial obligations. The Company is not aware of any such pending Federal Government claims or investigations.

(22)	Commitments and Contingencies

Government Audits

Federal government cost-reimbursement contract revenues and expenses in the audited consolidated financial statements are subject to DCAA audit and possible adjustment. Alion is a major contractor and DCAA maintains an office on site to perform various audits throughout the year. The Company has settled indirect rates through 2007 based on completed DCAA audits. All subsequent years are open. We are disputing the government’s claim for penalties and interest for 2005, which in the aggregate are not material. We believe the statute of limitations has expired on any government contractual claims, including any claims for penalties and interest, on our 2005 indirect rate proposal. Alion has recorded federal government contract revenue based on amounts it expects to realize upon final settlement.

Legal Proceedings

We are involved in routine legal proceedings occurring in the ordinary course of business that we believe are not material to our financial condition, operating results, or cash flows. As a government contractor, from time to time we may be subject to DCAA audits and federal government inquiries. The federal government may suspend or debar for a period of time any federal contractor it finds has violated the False Claims Act, and any contractor indicted or convicted of violations of other federal laws. The federal government could also impose fines or penalties.

Alion depends on federal government contracts; suspension or debarment could have a material, adverse effect on our business, financial condition, operating results, cash flows and our ability to meet our financial obligations. We are not aware of any such pending federal government claims or investigations.